Employee Benefit Plan, Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Accounting Policy [Line Items]
EBP, Administration cost, absorbed by employer [true false]	true